EQUITY INVESTMENT	6 Months Ended
Jun. 30, 2011
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
3.    EQUITY INVESTMENT

On April 29, 2011, the Company invested $20,000 for a 22.5% equity ownership in Ennesys SAS, which is an engineering company that will commercialize, design, install and eventually operate, by itself or via subcontractors,  complete algae growth systems.